Introduction and overview of Group's risk management - Financial instruments by category - Financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 4,228,448	$ 4,626,931
Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,218,245	4,558,798
Financial liabilities at fair value through profit or loss, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,203	68,133
Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,347,949	3,510,847
Borrowings | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,347,949	3,510,847
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	232,930	330,622
Trade payables | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	232,930	330,622
Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	84,822	115,335
Other payables | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	84,822	115,335
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	552,544	601,994
Lease liabilities | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	552,544	601,994
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,203	68,133
Derivatives | Financial liabilities at fair value through profit or loss, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 10,203	$ 68,133